   As filed with the Securities and Exchange Commission on December 21, 2000


                                                      Registration No. 333-11785
                                                                       811-07811
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        / /

                          PRE-EFFECTIVE AMENDMENT NO.                        / /


                         POST-EFFECTIVE AMENDMENT NO. 8                      /X/


                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      / /

                                AMENDMENT NO. 9                              /X/

                        (Check appropriate box or boxes)
                            ------------------------

                   PRUDENTIAL U.S. EMERGING GROWTH FUND, INC.
                (FORMERLY PRUDENTIAL EMERGING GROWTH FUND, INC.)
               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
               (Address of Principal Executive Offices)(Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7525

                        MARGUERITE E. H. MORRISON, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
                    (Name and Address of Agent for Service)
                 Approximate date of proposed public offering:
                   As soon as practicable after the effective
                      date of the Registration Statement.

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX):

                         / / immediately upon filing pursuant to paragraph (b)

                         /X/ on January 12, 2001 pursuant to paragraph (b)

                         / / 60 days after filing pursuant to paragraph (a)(1)

                         / / on (date) pursuant to paragraph (a)(1)

                         / / 75 days after filing pursuant to paragraph (a)(2)
                         / / on (date) pursuant to paragraph (a)(2) of rule 485.

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:


                         /X/ this post-effective amendment designates a new
                             effective date for a previously filed
                             post-effective amendment.


                                                   Shares of Common Stock, $.001 par value per
 Title of Securities Being Registered............  share

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

    Parts A, B and C of Form N-1A are hereby incorporated by reference to Parts A, B and C, respectively, of Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A (File No. 333-11785) filed on October 31, 2000.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark and State of New Jersey, on the 21st day of December, 2000.



                                PRUDENTIAL U.S. EMERGING GROWTH FUND, INC.

                                By           /s/ DAVID R. ODENATH, JR.
                                     ------------------------------------------
                                               David R. Odenath, Jr.
                                                     PRESIDENT



    Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          SIGNATURE                       TITLE                    DATE
          ---------                       -----                    ----
     /s/ SAUL K. FENSTER
------------------------------           Director            December 21, 2000
       Saul K. Fenster
   /s/ DELAYNE DEDRICK GOLD
------------------------------           Director            December 21, 2000
     Delayne Dedrick Gold
     /s/ ROBERT F. GUNIA
------------------------------           Director            December 21, 2000
       Robert F. Gunia
 /s/ DOUGLAS H. MCCORKINDALE
------------------------------           Director            December 21, 2000
   Douglas H. McCorkindale
  /s/ W. SCOTT MCDONALD, JR.
------------------------------           Director            December 21, 2000
    W. Scott McDonald, Jr.
     /s/ THOMAS T. MOONEY
------------------------------           Director            December 21, 2000
       Thomas T. Mooney
     /s/ STEPHEN P. MUNN
------------------------------           Director            December 21, 2000
       Stephen P. Munn
  /s/ DAVID R. ODENATH, JR.
------------------------------    President and Director     December 21, 2000
    David R. Odenath, Jr.
    /s/ RICHARD A. REDEKER
------------------------------           Director            December 21, 2000
      Richard A. Redeker
       /s/ JUDY A. RICE
------------------------------           Director            December 21, 2000
         Judy A. Rice
      /s/ ROBIN B. SMITH
------------------------------           Director            December 21, 2000
        Robin B. Smith
    /s/ LOUIS A. WEIL, III
------------------------------           Director            December 21, 2000
      Louis A. Weil, III
    /s/ CLAY T. WHITEHEAD
------------------------------           Director            December 21, 2000
      Clay T. Whitehead
     /s/ GRACE C. TORRES         Treasurer and Principal
------------------------------    Financial and Accounting   December 21, 2000
       Grace C. Torres                    Officer

                               INDEX TO EXHIBITS


       EXHIBIT
         NO.                                    DESCRIPTION
---------------------                           -----------
          (a)           (1) Articles of Incorporation.(1)
                        (2) Articles of Amendment.(2)
                        (3) Articles Supplementary.(4)
                        (4) Articles of Amendment.(6)
          (b)           Amended By-Laws.(6)
          (c)           Instruments defining rights of shareholders.(2)
          (d)           (1) Amended and Restated Management Agreement between the
                        Registrant and Prudential Investments Fund
                        Management LLC.(6)
                        (2) Amended and Restated Subadvisory Agreement between
                        Prudential Investments Fund Management LLC and The
                        Prudential Investment Corporation.(5)
                        (3) Interim Subadvisory Agreement with Jennison Associates
                        LLC.(6)
                        (4) Subadvisory Agreement with Jennison Associates LLC.**
          (e)           (1) Distribution Agreement between the Registrant and
                        Prudential Investment Management Services LLC.(3)
                        (2) Selected Dealer Agreement.(3)
          (g)           (1) Custodian Contract between the Registrant and State
                        Street Bank and Trust Company.(2)
                        (2) Amendment to Custodian Contract.(5)
                        (3) Amendment to Custodian Contract.**
          (h)           (1) Transfer Agency and Service Agreement between the
                        Registrant and Prudential Mutual Fund Services, Inc.(2)
                        (2) Amendment to Transfer Agency Agreement.(5)
          (i)           (1) Opinion and Consent of Counsel.(5)
                        (2) Consent of Counsel.**
          (j)           Consent of Independent Accountants.**
          (m)           (1) Amended and Restated Distribution and Service Plan for
                        Class A Shares.(3)
                        (2) Amended and Restated Distribution and Service Plan for
                        Class B Shares.(3)
                        (3) Amended and Restated Distribution and Service Plan for
                        Class C Shares.(3)
          (n)           Amended Rule 18f-3 Plan.(3)
          (p)           (1) Code of Ethics of the Registrant.(6)
                        (2) Code of Ethics of The Prudential Investment Corporation,
                        Prudential Investments Fund Management LLC and Prudential
                        Investment Management Services LLC.(6)
                        (3) Code of Ethics of Jennison Associates LLC.(6)


------------------------
  (1) Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on or about September 11, 1996 (File Nos. 333-11785 and 811-07811).

  (2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed on or about October 30, 1996 (File Nos. 333-11785 and 811-07811).

  (3) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A filed on or about October 30, 1998 (File Nos. 333-11785 and 811-07811).

  (4) Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A filed on December 31, 1998 (File Nos. 333-11785 and 811-07811).

  (5) Incorporated by reference to Registrant's Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A filed on January 20, 2000 (File Nos. 333-11785 and 811-07811).


  (6) Incorporated by reference to Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A filed on October 31, 2000 (File Nos. 333-11785 and 811-07811).


 ** To be filed by amendment.